Loans	6 Months Ended
Jun. 30, 2023
Loan [Abstract]
LOANS

NOTE 17 – LOANS

	As of June 30, 2023	As of December 31, 2022

Short-term loan:
Everbright Bank	$2,758,126	$-
Others	689,532	-

Long-term loan:
Post Savings Bank of China	4,137,189	-
Current portion	$468,881	$-
Non-current portion	$3,668,308	$-

Short-term loan

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB 100,000,000, approximately $13,790,631, for a term from June 1, 2023 to May 31, 2024. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, Ms. Fangfei Liu, spouse of Mr. Haiping Hu and Mr. Huiyu Du, the legal representative of Sunrise Guizhou. Sunrise Tech pledged its land use right for Sunrise Guizhou for the line of credit. As of June 30, 2023, the Company had utilized the line of credit for RMB 20,000,000 (approximately $2,758,126) with an interest rate of 4.5% which would mature on June 4, 2024.

Long-term loan

On January 18, 2023, Sunrise Guizhou entered into a line of credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain revolving fund up to RMB 30,000,000, approximately $4,137,189, with an interest rate of 4.5% for a term from January 19, 2023 to January 18, 2031. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. As of June 30, 2023, the Company had fully utilized the line of credit with Post Bank, which would mature between July 2023 and April 2026.